CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 4,955	$ 25	$ 4,283	$ 1,966	$ (1,373)	$ 54
Beginning balance at Dec. 31, 2013							$ 12
Net income (loss), excluding redeemable non controlling interests	614	0	0	627	0	(13)
Net income, redeemable non controlling interests							7
Other comprehensive income (loss), net of tax	40	0	0	0	43	(3)	0
Dividend paid	(376)	0	0	(375)	0	(1)	(5)
Capital increase	15	0	15	0	0	0	0
Share-based compensation expense	24	0	24	0	0	0	0
Other changes	(6)	0	0	(9)	0	3	0
Ending balance at Sep. 30, 2014	5,266	25	4,322	2,209	(1,330)	40
Ending balance at Sep. 30, 2014							14
Beginning balance at Dec. 31, 2014	4,961	25	4,342	2,291	(1,736)	39
Beginning balance at Dec. 31, 2014	16						16
Net income (loss), excluding redeemable non controlling interests	11	0	0	22	0	(11)
Net income, redeemable non controlling interests							6
Other comprehensive income (loss), net of tax	(275)	0	0	0	(273)	(2)	0
Dividend paid	(291)	0	0	(291)	0	0	(3)
Capital increase	17	0	3	0	0	14	0
Share-based compensation expense	36	0	36	0	0	0	0
Other changes	(8)	0	0	(7)	0	(1)	0
Ending balance at Sep. 30, 2015	4,451	$ 25	$ 4,381	$ 2,015	$ (2,009)	$ 39
Ending balance at Sep. 30, 2015	$ 19						$ 19